D91-08322 fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2010 APR 19 PM 2:56
SEC / TM

Submit 1 Original
and 9 Copies

OMB APPROVAL
OMB Number: 3235-0504
Expires: August 31, 2010
Estimated average burden hours per response......3.60

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

10046948

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   NASDAQ OMX PHLX, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Clearinghouse
3. Class of New Derivative Securities Product:
   Option
4. Name of Underlying Instrument:
   NASDAQ China Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   CHXN
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   NASDAQ
8. Settlement Methodology of New Derivative Securities Product:
   AM
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Charles Rogers

Title:
Vice President and Chief Regulatory Officer

Telephone Number:
215-496-1615

Manual Signature of Official Responsible for Form: Charlie Rogers

Date: **April 09, 2010**

SEC 2449 (6-01)

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 19 2010